Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Other Non-Current Assets

	2021 £m	2020 £m
Amounts receivable under insurance contracts	849	756

Pension schemes in surplus	741	183

Other receivables	86	102
	1,676	1,041